Long Term Debt and Preference Securities - Debt Issued (Details) - USD ($) $ in Millions	Sep. 30, 2025	Jun. 13, 2025	Dec. 31, 2024	Oct. 20, 2020	Jul. 02, 2020
Debt Instrument [Line Items]
Principal	$ 855.0		$ 455.0
Unamortized discount and debt issuance costs	(12.1)		(6.1)
Fixed Rate Reset Subordinated Notes due 2055 | Senior Notes
Debt Instrument [Line Items]
Principal	400.0		0.0
Unamortized discount and debt issuance costs	$ (6.6)		$ 0.0
Interest rate, stated percentage	7.75%		7.75%
Fixed Rate Reset Subordinated Notes due 2055 | Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rate, stated percentage		7.75%
Senior Notes Due 2030 | Senior Notes
Debt Instrument [Line Items]
Principal	$ 330.0		$ 330.0
Unamortized discount and debt issuance costs	$ (3.8)		$ (4.4)
Interest rate, stated percentage	4.875%		4.875%		4.875%
Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Principal	$ 125.0		$ 125.0
Unamortized discount and debt issuance costs	$ (1.7)		$ (1.7)
Interest rate, stated percentage	6.625%		6.625%	6.625%